Environment (Tables)	12 Months Ended
Dec. 31, 2025
ENVIRONMENT
Summary of Environmental Expenses

				12-31-2025
Disbursing Company	Project Name	Environmental Description	Project status [Completed, in progress]	Disbursement amount	Capitalized amount	Expense amount	Future disbursement amount	Estimated date of future disbursement	Total disbursements	Amount of prior period disbursement
Pehuenche S.A.	Pehuenche power plant	Waste Management	In progress	5	—	5	—	-	5	45
		Environmental Sanitation	In progress	5	—	5	—	-	5	7
Enel Distribución Chile S.A.	Vegetation control in MT/BT	Pruning of trees near the media network and low voltage.	In progress	9,066	—	9,066	528	12-31-2026	9,594	12,898
	Environmental improvements	Urban tree planting project (Q2)	In progress	104	104	—	11	12-31-2026	115	11
		Waste recovery initiative (Q4)	In progress	1	—	1	1	12-31-2026	2	2
		Asbestos storage facility project (Q2)	In progress	—	—	—	7	12-31-2026	7	7
		Environmental space at the CEO center (Q2)	In progress	—	—	—	13	12-31-2026	13	13
Enel Generación Chile S.A.	Environmental expenditures combined-cycle power plant	The main expenses incurred are: Operation and maintenance, monitoring air quality and meteorological stations, Environmental audit monitoring network once a year, Annual CEMS Validation, Biomass Protocol Service, Environmental Materials (magazine, books), Isokinetic Measurements, SGI Works (NC objective, inspections, audits and supervision) ISO 14001, OHSAS certification, CEMS operation and maintenance service.	In progress	39,765	38,754	1,011	—	-	39,765	11,711
	Environmental expenditures Thermal Power Plants (TP)	Studies, monitoring, laboratory analyses, and collection and final disposal of solid waste at thermoelectric power plants (C.T.)	In progress	6,850	4,217	2,633	—	-	6,850	2,560
	Environmental expenditures Hydroelectric Power Plants (HP)	Studies, monitoring, laboratory analyses, and collection and final disposal of solid waste at thermoelectric power plants (C.T.)	In progress	247	—	247	—	-	247	401
Enel Green Power Chile S.A.	Waste management	Contracts for the removal of hazardous and non-hazardous waste	In progress		—	442	—	12-31-2026	—	462
	Water analysis	Monitoring and analysis of drinking water and sewage	In progress	—	—	48	—	12-31-2026	—	—
	Sewage treatment plant	Wastewater treatment	In progress	—	—	107	—	12-31-2026	—	—
	Contract – Legal Requirements	Environmental and sectorial permit management contract.	In progress	—	—	5	—	12-31-2026	—	205
	Outsourced services	Other services (contracts with third parties)	In progress	—	—	463	—	12-31-2026	—	35
	Domestic waste removal	Household waste collection contract (municipal collection fee)	In progress	—	—	272	—	12-31-2026	—	23
	Bird collision monitoring services contracts	Bird collision monitoring contracts	In progress	—	—	132	—	12-31-2026	—	11
Geotérmica del Norte S.A.	Water analysis	Monitoring and analysis of drinking water and sewage	In progress	32	—	32	—	-	32	—
	Environmental sanitation	Contracts for vector control, deratization, disinfection.	In progress	4	—	4	—	-	4	5
	Campaigns and studies	Environmental monitoring contracts (avian collision, flora and fauna, archaeology, etc.)	In progress	667	—	667	—	-	667	631
	Contract – Legal Requirements	Environmental and sectorial permit management contract.	In progress	56		56	—	-	56	—
	Waste management	Contracts for the removal of hazardous and non-hazardous waste	In progress	70	—	70	—	-	70	67
Parque Eólico Talinay Oriente S.A.	Environmental sanitation	Contracts for vector control, deratization, disinfection.	In progress	9	—	9	—	-	9	12
	Water analysis	Monitoring and analysis of drinking water and sewage	In progress	8	—	8	—	-	8	—
	Waste management	Contracts for the removal of hazardous and non-hazardous waste	In progress	17	—	17	—	-	17	—
	Campaigns and studies	Environmental monitoring contracts (avian collision, flora and fauna, archaeology, etc.)	In progress	9	—	9	—	-	9	33
	Sewage treatment plant	Wastewater treatment	In progress	2	—	2	—	-	2	—
		Total		56,917	43,075	15,311	560		57,477	29,499

				12-31-2024
Disbursing Company	Project Name	Environmental Description	Project status [Completed, in progress]	Disbursement amount	Capitalized amount	Expense amount	Future disbursement amount	Estimated date of future disbursement	Total disbursements
Pehuenche S.A.	Pehuenche power plant	Waste Management	In progress	45	—	45	—	-	45
		Environmental Sanitation	In progress	7	—	7	—	-	7
		Environmental materials	In progress	6	—	6	—	-	6
Enel Distribución Chile S.A.	Vegetation control in MT/BT	Pruning of trees near the media network and low voltage.	In progress	3,762	—	3,762	9,136	12-31-2025	12,898
	SEF STANDARDIZATION PROJECT (CAPEX)	Underground Networks Interaction Project between Enel and Metrogas	In progress	649	—	649	—	12-31-2025	649
	Improvements environmental impact	Urban tree planting project (2T)	In progress	—	—	—	11	-	11
		Waste recovery initiative (4T)	In progress	—	—	—	2	12-31-2025	2
		Asbestos Storage Project (2T)	In progress	—	—	—	7	12-31-2025	7
		MA Space in the CEO (2T)	In progress	—	—	—	13	12-31-2025	13
Enel Generación Chile S.A.	Environmental expenses, and certifications, Coal Power Plants (CP)	The main expenses incurred are: Investments, improvements and work performed to obtain certificates in Diesel tanks,. Operation and maintenance, monitoring air quality and meteorological stations, Environmental audit monitoring network once a year, Annual CEMS Validation, Biomass Protocol Service, Environmental Materials (magazine, books), Isokinetic Measurements, SGI Works (NC objective, inspections, audits and supervision) ISO 14001, OHSAS certification, CEMS operation and maintenance service.	In progress	10,135	7,596	2,539	1,576	12-31-2025	11,711
	Environmental expenses, adaptations and certifications, Thermal Power Plants (TP)	Studies, monitoring, laboratory analysis, removal and final disposal of solid waste in thermoelectric plants (TP)	In progress	1,612	450	1,162	948	12-31-2025	2,560
	Environmental expenses, Hydroelectric Power Plants (HP)	Studies, monitoring, laboratory analysis, removal and final disposal of solid waste in hydroelectric plants (HP)	In progress	401	—	401	—	-	401
Enel Green Power Chile S.A.	Waste management	Contracts for the removal of hazardous and non-hazardous waste	In progress	462	—	462	—	-	462
	Environmental sanitation	Contracts for vector control, deratization, disinfection	In progress	53	—	53	—	-	53
	Campaigns and Studies	Contracts for Environmental Monitoring ( Flora and Fauna- Archeology, others)	In progress	631	—	631	—	-	631
	Environmental materials	Buy environmental materials (containers, spill kit, others)	In progress	41	—	41	—	-	41
	Outsourced services	Other services (contracts with third parties)	In progress	35	—	35	—	-	35
	Household waste removal	Household / domestic waste removal contract (payment of municipal retreat)	In progress	23	—	23	—	-	23
	Environmental Travel	Tickets - accommodation and travel allowance for site visits to facilities	In progress	132	—	132	—	-	132
	Legal requirements contract	Environmental and sectorial permit management contract.	In progress	205	—	205	—	-	205
	Rent/vehicle expenses	Vehicle rental for environmental trips (field visits / Plants)	In progress	9	—	9	—	-	9
	Bird collision monitoring contract	Bird Collision Monitoring Contract	In progress	11	—	11	—	-	11
Geotérmica del Norte S.A.	Waste management	Contracts for removal of hazardous and non-hazardous waste	In progress	67	—	67	—	-	67
	Environmental sanitation	Contracts for vector control, deratization, disinfection.	In progress	5	—	5	—	-	5
	Campaigns and Studies	Contracts for Environmental Monitoring (Birds Collision - Flora and Fauna - Archeology, others)	In progress	388	—	388	—	-	388
	Permitting framework agreement	Management contract for environmental and sectoral permits	In progress	20	—	20	—	-	20
Parque Eólico Talinay Oriente S.A.	Environmental sanitation	Contracts for vector control, deratization, disinfection.	In progress	12	—	12	—	-	12
	Campaigns and Studies	Contracts for Environmental Monitoring (Birds Collision - Flora and Fauna - Archeology, others)	In progress	33	—	33	—	-	33
	Environmental materials	Buy environmental materials (containers, spill kit, others)	In progress	29	—	29	—	-	29
	Household waste removal	Household / domestic waste removal contract (payment of municipal retreat)	In progress	21	—	22	—	-	21
		Household / domestic waste removal contract	In progress	23	—	23	—	-	23
		Total		18,817	8,046	10,772	11,693	-	30,510

				12-31-2023
Disbursing Company	Project Name	Environmental Description	Project status [Completed, in progress]	Disbursement amount	Capitalized amount	Expense amount	Future disbursement amount	Estimated date of future disbursement	Total disbursements
Pehuenche S.A.	Pehuenche power plant	Waste Management	In progress	41	—	41	41	12-31-2024	82
		Environmental Sanitation	In progress	1	—	1	1	12-31-2024	2
		Materials Environment	In progress	11	—	11	11	12-31-2024	22
Enel Distribución Chile S.A.	Vegetation control in MT/BT	Pruning of trees near the media network and low voltage.	In progress	1,825	—	1,825	—	-	1,825
	Improvements in the MT network	Replacement underground transformers by Technical Standard (PCB)	In progress	275	275	—	—	-	275
	SEF STANDARDIZATION PROJECT (CAPEX)	Underground Networks Interaction Project between Enel and Metrogas	In progress	762	762	—	—	-	762
Enel Generación Chile S.A.	Environmental expenses, and certifications, Coal Power Plants (CP)	The main expenses incurred are: Investments, improvements and work performed to obtain certificates in Diesel tanks,. Operation and maintenance, monitoring air quality and meteorological stations, Environmental audit monitoring network once a year, Annual CEMS Validation, Biomass Protocol Service, Environmental Materials (magazine, books), Isokinetic Measurements, SGI Works (NC objective, inspections, audits and supervision) ISO 14001, OHSAS certification, CEMS operation and maintenance service.	In progress	700	125	574	1,442	12-31-2024	2,142
	Environmental expenses, adaptations and certifications, Thermal Power Plants (TP)	Studies, monitoring, laboratory analysis, removal and final disposal of solid waste in thermoelectric plants (TP)	In progress	1,399	519	879	733	12-31-2024	2,132
	Environmental expenses, Hydroelectric Power Plants (HP)	Studies, monitoring, laboratory analysis, removal and final disposal of solid waste in hydroelectric plants (HP)	In progress	171	—	171	428	12-31-2024	599
Enel Green Power Chile S.A.	Waste management	Contracts for the removal of hazardous and non-hazardous waste	In progress	109	—	109	—	-	109
	Environmental sanitation	Contracts for vector control, deratization, disinfection.	In progress	26	—	26	—	-	26
	Water analysis	Monitoring and analysis of drinking water and sewage	In progress	69	—	69	—	-	69
	Environmental materials	Buy environmental materials (containers, spill kit, others)	In progress	23	—	23	—	-	23
	Sewage treatment plant	Contract for removal and cleaning of pits and sewage	In progress	27	—	27	—	-	27
	Outsourced services	Other services (contracts with third parties)	In progress	99		99		-	99
	Permitting framework agreement	Management contract for environmental and sectoral permits	In progress	129	—	129	—	-	129
	Domestic waste removal	Household / domestic waste removal contract (payment of municipal retreat)	In progress	7	—	7	—	-	7
	Legal requirement contract	Environmental and sectorial permit management contract.	In progress	32	—	32	—	-	32
	Rent/vehicle expenses	Vehicle rental for environmental trips (field visits / Plants)	In progress	50	—	50	—	-	50
	Bird collision monitoring contract	Bird collision monitoring contract	In progress	462	—	462	—	-	462
	Wildlife monitoring	Contracts for Environmental Monitoring (Wildlife)	In progress	120	—	120	—	-	120
	Archaeological monitoring	Monitoring of archaeological sites	In progress	44	—	44	—	-	44
	Noise monitoring	Noise monitoring	In progress	36	—	36	—	-	36
Geotérmica del Norte S.A.	Waste management	Contracts for removal of hazardous and non-hazardous waste	In progress	16	—	16	—	-	16
	Environmental sanitation	Contracts for vector control, deratization, disinfection.	In progress	10	—	10	—	-	10
	Water analysis	Monitoring and analysis of potable water and wastewater	In progress	19	—	19	—	-	19
	Environmental materials	Purchase of environmental materials (containers, anti-leak kits, others)	In progress	328	—	328	—	-	328
	Sewage treatment plant	Contract for removal and cleaning of pits and sewage	In progress	1	—	1	—	-	1
	Permitting framework agreement	Management contract for environmental and sectoral permits	In progress	1		1		-	1
	Outsourced services	Other services (contracts with third parties)	In progress	36	36	36	—	-	36
Parque Eolico Talinay Oriente S.A.	Water analysis	Monitoring and analysis of potable water and wastewater	In progress	19	—	19	—	-	19
	Campaigns and studies	Contracts for Environmental Monitoring (Birds - Flora and Fauna - Archaeology, etc.)	In progress	1	—	1	—	-	1
	Water analysis	Monitoring and analysis of potable water and wastewater	In progress	7	—	7	—	-	7
	Campaigns and studies	Contracts for Environmental Monitoring (Birds - Flora and Fauna - Archaeology, etc.)	In progress	7	—	7	—	-	7
	Environmental materials	Purchase of environmental materials (containers, anti-leak kits, others)	In progress	1	—	1	—	-	1
	Sewage treatment plant	Contract for removal and cleaning of pits and sewage	In progress	1	—	1	—	-	1
	Domestic waste removal	Household / domestic waste removal contract	In progress	14	—	14	—	-	14
	Bird Collision Monitoring Contract	Bird Collision Monitoring Contract	In progress	26	—	26	—	-	26
		Total		6,905	1,717	5,222	2,656		9,561